Related Party Transactions (Significant Related Party Transactions with the Sogou Group) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	$ 0	$ 670	$ 707
Sohu [Member]
Related Party Transaction [Line Items]
Expenses of research and development undertaken by Sohu	0	670	707
Others	61	464	45
Tencent [Member]
Related Party Transaction [Line Items]
Share-based compensation expense undertaken by related party	0	88	682
Others	2,254	3,463	3,137
Online Marketing Service Revenue [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	311	677	348
Online Marketing Service Revenue [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Revenue from transactions with related party	31,943	40,758	15,599
Online Marketing Service Expense [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	1,869	2,123	3,010
Online Marketing Service Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	191	393	1,123
Online Marketing Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	86,902	108,542	61,565
Bandwidth Service Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	6,364	4,183	3,299
Rental Expense [Member] | Sohu [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	8,318	8,369	8,091
Rental Expense [Member] | Tencent [Member]
Related Party Transaction [Line Items]
Expense from transactions with related party	$ 500	$ 383	$ 378